Dividends on Ordinary Shares - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 1,014	£ 1,358	£ 129
Special Dividend
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 300